Expense Example - Hartford Municipal Income Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10
USD ($)	518	703	903	1,480	248	511	900	1,988	48	199	362	838	41	168	306	709